Note 16 - Tax Expense (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Feb. 01, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Applicable tax rate		0.00%	0.00%	0.00%
Tax rate effect of expense not deductible in determining taxable profit (tax loss)		15.00%	15.00%
Net deferred tax assets		$ 98	$ 65
Net deferred tax liabilities		23,328	19,620
South African operations [member]
Statement Line Items [Line Items]
Net deferred tax assets		98	65
Zimbabwean operations [member]
Statement Line Items [Line Items]
Net deferred tax liabilities		$ 23,328	$ 19,620
Zimbabwe Area [member]
Statement Line Items [Line Items]
Tax rate effect of foreign tax rates		25.75%
Management fee withholding tax		5.00%	15.00%	15.00%
Amount offset against outstanding income tax liabilities	$ 395
Non-deductible withholding tax			$ 269
SOUTH AFRICA
Statement Line Items [Line Items]
Tax rate effect of foreign tax rates		28.00%
Increase to income tax liability relating to Voluntary Disclosure Permission agreement		$ 220